Consolidated Statement of Comprehensive Income (Loss) (Parentheticals) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income Parenthetical [Abstract]
Tax expense (benefit) related to net translation adjustments	$ 4.5	$ (6.6)	$ 0
Tax expense (benefit) related to actuarial losses/gains and prior service credits	$ 0.3	$ (0.8)	$ 10.5